                 AIM V.I. BASIC BALANCED FUND -- SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007


The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                AIM V.I. BASIC BALANCED FUND -- SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007


The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                  AIM V.I. BASIC VALUE FUND -- SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                                 SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                             N/A

Maximum Deferred
Sales Charge (Load)                                                     N/A
--------------------------------------------------------------------------------
"N/A" in the above table means "not applicable".

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series I shares assets)                                     SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                     0.67%

Other Expenses                                                         0.30

Acquired Fund Fees and Expenses(3)                                     0.00

Total Annual Fund Operating Expenses(4)                                0.97

(1) Except as otherwise noted, figures in shown the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series I shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

    (i) invest $10,000 in the fund's Series I shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expenses each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

 SERIES I SHARES                1 YEAR           3 YEARS          5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund         $99             $309              $536           $1,190"
-----------------------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    -  You invest $10,000 in the fund and hold it for the entire 10-year period;

    -  Your investment has a 5% return before expenses each year; and

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I          YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual             0.97%       0.97%       0.97%       0.97%       0.97%       0.97%       0.97%       0.97%       0.97%       0.97%
Expense
Ratio(1)

Cumulative         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Return
Before
Expenses

Cumulative         4.03%       8.22%      12.58%      17.12%      21.84%      26.75%      31.86%      37.17%      42.70%      48.45%
Return
After
Expenses

End of        $10,403.00  $10,822.24  $11,258.38  $11,712.09  $12,184.09  $12,675.11  $13,185.91  $13,717.30  $14,270.11  $14,845.20
Year
Balance

Estimated         $98.95     $102.94     $107.09     $111.41     $115.90     $120.57     $125.43     $130.48     $135.74     $141.21
Annual
Expenses
------------------------------------------------------------------------------------------------------------------------------------

(1)   Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                  AIM V.I. BASIC VALUE FUND -- SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                               SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A
Maximum Deferred
Sales Charge (Load)                                                  N/A
--------------------------------------------------------------------------------
"N/A" in the above table means "not applicable".


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series II shares assets)                                  SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                   0.67%
Distribution and/or Service (12b-1) Fees                             0.25
Other Expenses                                                       0.30
Acquired Fund Fees and Expenses(3)                                   0.00
Total Annual Fund Operating Expenses(4)                              1.22
--------------------------------------------------------------------------------

    (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

    (2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

    (3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

    (4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series II shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

    (i) invest $10,000 in the fund's Series II shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expense each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

 SERIES II SHARES               1 YEAR           3 YEARS          5 YEARS         10 YEARS
-----------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund        $124             $387              $670           $1,477"
-----------------------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period.

The example reflects the following:

    o You invest $10,000 in the fund and hold it for the entire 10-year period;

    o   Your investment has a 5% return before expenses each year; and

    o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II       YEAR 1      YEAR 2      YEAR 3       YEAR 4       YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual           1.22%       1.22%       1.22%        1.22%        1.22%       1.22%       1.22%       1.22%       1.22%       1.22%
Expense
Ratio(1)

Cumulative       5.00%      10.25%      15.76%       21.55%       27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Return
Before
Expenses

Cumulative       3.78%       7.70%      11.77%       16.00%       20.38%      24.93%      29.66%      34.56%      39.64%      44.92%
Return
After
Expenses

End of      $10,378.00  $10,770.29  $11,177.41   $11,599.91   $12,038.39  $12,493.44  $12,965.69  $13,455.79  $13,964.42  $14,492.28
Year
Balance

Estimated      $124.31     $129.00     $133.88      $138.94      $144.19     $149.64     $155.30     $161.17     $167.26     $173.59
Annual
Expenses
------------------------------------------------------------------------------------------------------------------------------------

    (1) Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

              AIM V.I. CAPITAL APPRECIATION FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

              AIM V.I. CAPITAL APPRECIATION FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. CAPITAL DEVELOPMENT FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

              AIM V.I. CAPITAL DEVELOPMENT FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                   AIM V.I. CORE EQUITY FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                  AIM V.I. CORE EQUITY FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. DIVERSIFIED INCOME FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. DIVERSIFIED INCOME FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                    AIM V.I. DYNAMICS FUND -- SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                                               SERIES I SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A
Maximum Deferred
Sales Charge (Load)                                                  N/A
--------------------------------------------------------------------------------
"N/A" in the above table means "not applicable".


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
--------------------------------------------------------------------------------
(expenses that are deducted
from Series I shares assets)                                   SERIES I SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                   0.74%
Other Expenses                                                       0.38
Acquired Fund Fees and Expenses(3)                                   0.01
Total Annual Fund Operating Expenses(4)                              1.13
--------------------------------------------------------------------------------

    (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

    (2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

    (3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

    (4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series I shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

    (i) invest $10,000 in the fund's Series I shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expenses each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

 SERIES I SHARES                1 YEAR           3 YEARS          5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund           $115             $359              $622           $1,375"
---------------------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period.

The example reflects the following:

    o You invest $10,000 in the fund and hold it for the entire 10-year period;

    o   Your investment has a 5% return before expenses each year; and

    o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I         YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6       YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual            1.13%       1.13%       1.13%       1.13%       1.13%       1.13%        1.13%       1.13%       1.13%       1.13%
Expense
Ratio(1)

Cumulative        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%       40.71%      47.75%      55.13%      62.89%
Return
Before
Expenses

Cumulative        3.87%       7.89%      12.07%      16.40%      20.91%      25.59%       30.45%      35.49%      40.74%      46.18%
Return
After
Expenses

End of       $10,387.00  $10,788.98  $11,206.51  $11,640.20  $12,090.68  $12,558.59   $13,044.60  $13,549.43  $14,073.79  $14,618.45
Year
Balance

Estimated       $115.19     $119.64     $124.27     $129.08     $134.08     $139.27      $144.66     $150.26     $156.07     $162.11
Annual
Expenses
------------------------------------------------------------------------------------------------------------------------------------

    (1) Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

"The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                   AIM V.I. DYNAMICS FUND -- SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                                SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred
Sales Charge (Load)                                                    N/A
--------------------------------------------------------------------------------
"N/A" in the above table means "not applicable".

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series II shares assets)                                   SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                                    0.74%

Distribution and/or Service (12b-1) Fees                              0.25

Other Expenses                                                        0.38

Acquired Fund Fees and Expenses(3)                                    0.01

Total Annual Fund Operating Expenses(4)                               1.38

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series II shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

    (i) invest $10,000 in the fund's Series II shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expenses each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


 SERIES II SHARES               1 YEAR           3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------

AIM V.I. Dynamics Fund           $140             $437              $755           $1,657"
-------------------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

     - You invest $10,000 in the fund and hold it for the entire 10-year period;

     -   Your investment has a 5% return before expenses each year; and

     - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II         YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
------------------------------------------------------------------------------------------------------------------------------------
Annual             1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%       1.38%
Expense
Ratio(1)

Cumulative         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%
Return
Before
Expenses

Cumulative         3.62%       7.37%      11.26%      15.29%      19.46%      23.78%      28.26%      32.91%      37.72%      42.70%
Return
After
Expenses

End of        $10,362.00  $10,737.10  $11,125.79  $11,528.54  $11,945.87  $12,378.31  $12,826.41  $13,290.73  $13,771.85  $14,270.39
Year
Balance

Estimated        $140.50     $145.58     $150.85     $156.31     $161.97     $167.84     $173.91     $180.21     $186.73     $193.49
Annual
Expenses
------------------------------------------------------------------------------------------------------------------------------------

(1)  Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

"The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. FINANCIAL SERVICES FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. FINANCIAL SERVICES FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. GLOBAL HEALTH CARE FUND -- SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES


(fees paid directly from
your investment)                                                 SERIES I SHARES
------------------------                                         ---------------
Maximum Sales Charge (Load)                                            N/A

Maximum Deferred

Sales Charge (Load)                                                    N/A


"N/A" in the above table means "not applicable".


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)

(expenses that are deducted
from Series I shares assets)                                     SERIES I SHARES
------------------------                                         ---------------
Management Fees(2)                                                    0.75%

Other Expenses                                                        0.35

Acquired Fund Fees and Expenses(3)                                    0.01

Total Annual Fund Operating Expenses(4)                               1.11


(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).

(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest;
    (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items;
    (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series I shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

    (i) invest $10,000 in the fund's Series I shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expenses each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                     1 YEAR      3 YEARS     5 YEARS     10 YEARS
---------------                     ------      -------     -------     --------
AIM V.I. Global Health Care Fund    $   113     $   353     $   612     $1,352"

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    - You invest $10,000 in the fund and hold it for the entire 10-year period;

    -      Your investment has a 5% return before expenses each year; and

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I     YEAR 1      YEAR 2     YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
           ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Annual
Expense
Ratio(1)        1.11%       1.11%       1.11%       1.11%       1.11%       1.11%       1.11%       1.11%       1.11%       1.11%

Cumulative
Return
Before
Expenses        5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses        3.89%       7.93%      12.13%      16.49%      21.02%      25.73%      30.62%      35.70%      40.98%      46.47%

End
of Year
Balance    $10,389.00  $10,793.13  $11,212.98  $11,649.17  $12,102.32  $12,573.10  $13,062.20  $13,570.32  $14,098.20  $14,646.62

Estimated
Annual
Expenses   $  113.16   $  117.56   $  122.13   $  126.88   $  131.82   $  136.95   $  142.28   $  147.81   $  153.56   $  159.53

(1) Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

              AIM V.I. GLOBAL HEALTH CARE FUND -- SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                            SERIES II SHARES
-------------------------                                   ----------------
Maximum Sales Charge (Load)                                       N/A

Maximum Deferred

Sales Charge (Load)                                               N/A

"N/A" in the above table means "not applicable"

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)


(expenses that are deducted
from Series II shares assets)                               SERIES II SHARES
-------------------------                                   ----------------
Management Fees(2)                                                0.75%

Distribution and/or Service (12b-1) Fees                          0.25

Other Expenses                                                    0.35

Acquired Fund Fees and Expenses(3)                                0.01

Total Annual Fund Operating Expenses(4)                           1.36


(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion).

(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series II shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher. The expense example assumes you:

    (i) invest $10,000 in the fund's Series II shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expenses each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                    1 YEAR      3 YEARS     5 YEARS    10 YEARS
----------------                    ------      -------     -------    --------
AIM V.I. Global Health Care Fund    $   138     $   431     $   745     $1,635"

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    - You invest $10,000 in the fund and hold it for the entire 10-year period;

    -      Your investment has a 5% return before expenses each year; and

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
---------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)         1.36%       1.36%       1.36%       1.36%       1.36%       1.36%       1.36%       1.36%       1.36%       1.36%

Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         3.64%       7.41%      11.32%      15.37%      19.57%      23.93%      28.44%      33.11%      37.96%      42.98%

End
of Year
Balance    $10,364.00  $10,741.25  $11,132.23  $11,537.44  $11,957.41  $12,392.66  $12,843.75  $13,311.26  $13,795.79  $14,297.96

Estimated
Annual
Expenses   $   138.48  $   143.52  $   148.74  $   154.15  $   159.76  $   165.58  $   171.61  $   177.85  $   184.33  $   191.04

(1) Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. GLOBAL REAL ESTATE FUND -- SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES


(fees paid directly from
your investment)                                              SERIES I SHARES
-------------------------                                     ---------------
Maximum Sales Charge (Load)                                          N/A

Maximum Deferred
Sales Charge (Load)                                                 N/A

"N/A" in the above table means "not applicable".

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)


(expenses that are deducted
from Series I shares assets)                                  SERIES I SHARES
-------------------------                                     ---------------
Management Fees(2)                                                 0.75%

Other Expenses                                                      0.40

Acquired Fund Fees and Expenses(3)                                  0.01

Total Annual Fund Operating Expenses(4)                             1.16

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series I shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

    (i) invest $10,000 in the fund's Series I shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expenses each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------                    ------     -------     -------     --------
AIM V.I. Global Real Estate Fund  $   118     $   368     $   638     $ 1,409"

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    - You invest $10,000 in the fund and hold it for the entire 10-year period;

    -      Your investment has a 5% return before expenses each year; and

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I      YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
--------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.16%       1.16%       1.16%       1.16%       1.16%       1.16%       1.16%       1.16%       1.16%       1.16%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.84%       7.83%      11.97%      16.27%      20.73%      25.37%      30.18%      35.18%      40.37%      45.76%

End of Year
Balance     $10,384.00  $10,782.75  $11,196.80  $11,626.76  $12,073.23  $12,536.84  $13,018.25  $13,518.16  $14,037.25  $14,576.28

Estimated
Annual
Expenses    $   118.23  $   122.77  $   127.48  $   132.38  $   137.46  $   142.74  $   148.22  $   153.91  $   159.82  $   165.96

(1)    Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

              AIM V.I. GLOBAL REAL ESTATE FUND -- SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                               SERIES II SHARES
-------------------------                                      ----------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred

Sales Charge (Load)                                                   N/A

"N/A" in the above table means "not applicable".

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)

(expenses that are deducted
from Series II shares assets)                                  SERIES II SHARES
-------------------------                                      ----------------
Management Fees(2)                                                   0.75%

Distribution and/or Service (12b-1) Fees                             0.25

Other Expenses                                                       0.40

Acquired Fund Fees and Expenses(3)                                   0.01

Total Annual Fund Operating Expenses(4)                              1.41

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series II shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The expense example assumes you:

    (i) invest $10,000 in the fund's Series II shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expenses each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                    1 YEAR     3 YEARS    5 YEARS    10 YEARS
----------------                    ------     -------    -------    --------
AIM V.I. Global Real Estate Fund    $  144     $   446    $   771    $ 1,691"

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    - You invest $10,000 in the fund and hold it for the entire 10-year period;

    -      Your investment has a 5% return before expenses each year; and

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%       1.41%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.59%       7.31%      11.16%      15.15%      19.29%      23.57%      28.00%      32.60%      37.36%      42.29%

End of Year
Balance     $10,359.00  $10,730.89  $11,116.13  $11,515.20  $11,928.59  $12,356.83  $12,800.44  $13,259.97  $13,736.01  $14,229.13

Estimated
Annual
Expenses    $   143.53  $   148.68  $   154.02  $   159.55  $   165.28  $   171.21  $   177.36  $   183.73  $   190.32  $   197.15

(1) Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

             AIM V.I. GOVERNMENT SECURITIES FUND -- SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 6 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES

(fees paid directly from
your investment)                                            SERIES I SHARES
------------------------                                    ---------------
Maximum Sales Charge (Load)                                        N/A

Maximum Deferred
Sales Charge (Load)                                               N/A

"N/A" in the above table means "not applicable".

ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)


(expenses that are deducted
from Series I share assets)                                 SERIES I SHARES
------------------------                                    ---------------
Management Fees                                                  0.46%

Other Expenses                                                    0.31

Acquired Fund Fees and Expenses(2)                                0.00

Total Annual Fund Operating Expenses                              0.77

Fee Waiver and/or Expense Reimbursements(3)                       0.04

Net Annual Fund Operating Expenses                                0.73

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses have been restated to reflect the current fees.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.73% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series I shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

    (i) invest $10,000 in the fund's Series I shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expenses each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES I SHARES                            1 YEAR    3 YEARS   5 YEARS  10 YEARS
---------------                            ------    -------   -------  --------
AIM V.I. Government Securities Fund        $  75     $ 242     $ 424     $950"

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    - You invest $10,000 in the fund and hold it for the entire 10-year period;

    -      Your investment has a 5% return before expenses each year; and

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
--------    ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          0.73%       0.77%       0.77%       0.77%       0.77%       0.77%       0.77%       0.77%       0.77%       0.77%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.27%       8.68%      13.28%      18.07%      23.06%      28.27%      33.70%      39.35%      45.25%      51.39%

End of Year
Balance     $10,427.00  $10,868.06  $11,327.78  $11,806.95  $12,306.38  $12,826.94  $13,369.52  $13,935.05  $14,524.50  $15,138.89

Estimated
Annual
Expenses    $    74.56  $    81.99  $    85.45  $    89.07  $    92.84  $    96.76  $   100.86  $   105.12  $   109.57  $   114.20

     (1) Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 8 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

             AIM V.I. GOVERNMENT SECURITIES FUND -- SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 6 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES


(fees paid directly from
your investment)                                               SERIES II SHARES
-------------------------                                      ----------------
Maximum Sales Charge (Load)                                           N/A

Maximum Deferred

Sales Charge (Load)                                                   N/A

"N/A" in the above table means "not applicable".


ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)


(expenses that are deducted
from Series II shares assets)                                  SERIES II SHARES
-------------------------                                      ----------------
Management Fees                                                      0.46%

Distribution and/or Service (12b-1) Fees                             0.25

Other Expenses                                                       0.31

Acquired Fund Fees and Expenses(2)                                   0.00

Total Annual Fund Operating Expenses                                 1.02

Fee Waiver and/or Expense Reimbursements(3)                          0.04

Net Annual Fund Operating Expenses                                   0.98

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Acquired Fund Fees and Expenses have been restated to reflect the current fees.

(3) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 0.98% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series II shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

    (i) invest $10,000 in the fund's Series II shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expenses each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


SERIES II SHARES                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
----------------                          ------   -------   -------  --------
AIM V.I. Government Securities Fund       $  100   $  321    $  559   $ 1,244"

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 7 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    - You invest $10,000 in the fund and hold it for the entire 10-year period;

    -      Your investment has a 5% return before expenses each year; and

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II     YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
---------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          0.98%       1.02%       1.02%       1.02%       1.02%       1.02%       1.02%       1.02%       1.02%       1.02%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          4.02%       8.16%      12.46%      16.94%      21.60%      26.43%      31.47%      36.70%      42.14%      47.80%

End of Year
Balance     $10,402.00  $10,816.00  $11,246.48  $11,694.09  $12,159.51  $12,643.46  $13,146.67  $13,669.91  $14,213.97  $14,779.68

Estimated
Annual
Expenses    $    99.97  $   108.21  $   112.52  $   117.00  $   121.65  $   126.50  $   131.53  $   136.76  $   142.21  $   147.87

(1) Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 8 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                   AIM V.I. HIGH YIELD FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                   AIM V.I. HIGH YIELD FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

              AIM V.I. INTERNATIONAL GROWTH FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

              AIM V.I. INTERNATIONAL GROWTH FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                AIM V.I. LARGE CAP GROWTH FUND -- SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.


SHAREHOLDER FEES

(fees paid directly from
your investment)                                           SERIES I SHARES
-------------------------                                  ---------------
Maximum Sales Charge (Load)                                      N/A

Maximum Deferred Sales Charge (Load)                             N/A

"N/A" in the above table means "not applicable"


ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)


(expenses that are deducted
from Series I shares assets)                               SERIES I SHARES
-------------------------                                  ---------------
Management Fees(2)                                              0.69%

Other Expenses                                                  0.48

Acquired Fund Fees and Expenses(3)                              0.00

Total Annual Fund Operating Expenses                            1.17

Fee Waiver and/or Expense Reimbursements(4)                     0.15

Net Annual Fund Operating Expenses                              1.02

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(4) The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.01% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009. 8

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series I shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

    (i) invest $10,000 in the fund's Series I shares for the time periods indicated;

    (ii) earn a 5% return on your investment before operating expense each year; and

    (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

    To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

 SERIES I SHARES                    1 YEAR       3 YEARS     5 YEARS   10 YEARS
 ---------------                    ------       -------     -------   --------
AIM V.I. Large Cap Growth Fund      $  104       $  357      $  629    $ 1,407"

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

    - You invest $10,000 in the fund and hold it for the entire 10-year period;

    -      Your investment has a 5% return before expenses each year; and

    - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.


SERIES I      YEAR 1     YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9     YEAR 10
--------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)         1.02%       1.17%       1.17%       1.17%       1.17%       1.17%       1.17%       1.17%       1.17%       1.17%

Cumulative
Return
Before
Expenses         5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses         3.98%       7.96%      12.10%      16.39%      20.85%      25.48%      30.28%      35.27%      40.45%      45.83%

End
of Year
Balance    $10,398.00  $10,796.24  $11,209.74  $11,639.07  $12,084.85  $12,547.70  $13,028.28  $13,527.26  $14,045.35  $14,583.29

Estimated
Annual
Expenses   $   104.03  $   123.99  $   128.74  $   133.67  $   138.78  $   144.10  $   149.62  $   155.35  $   161.30  $   167.48

    (1) Your actual expenses may be higher or lower than those shown."


The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

    "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. LARGE CAP GROWTH FUND -- SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007


The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 4 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                               SERIES II SHARES
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                          N/A
Maximum Deferred
Sales Charge (Load)                                                  N/A
-------------------------------------------------------------------------------
"N/A" in the above table means "not applicable".

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
-------------------------------------------------------------------------------

(expenses that are deducted
from Series II shares assets)                                  SERIES II SHARES
-------------------------------------------------------------------------------
Management Fees(2)                                                   0.69%
Distribution and/or Service (12b-1) Fees                             0.25
Other Expenses                                                       0.48
Acquired Fund Fees and Expenses(3)                                   0.00
Total Annual Fund Operating Expenses                                 1.42
Fee Waiver and/or Expense Reimbursements(4)                          0.15
Net Annual Fund Operating Expenses                                   1.27
-------------------------------------------------------------------------------

1 Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

2 Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.695% (for average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

3 Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

4 The fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.26% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series II shares of the fund with the cost of investing in other mutual funds.

    This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

    The expense example assumes you:

      (i) invest $10,000 in the fund's Series II shares for the time periods indicated;

      (ii) earn a 5% return on your investment before operating expenses each year; and

      (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

 SERIES II SHARES
                                     1 YEAR          3 YEARS           5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund         $129            $435              $762           $1,689"
--------------------------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year; and

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II           YEAR 1       YEAR 2      YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8
-----------------------------------------------------------------------------------------------------------------------
Annual Expense          1.27%       1.42%        1.42%        1.42%        1.42%        1.42%        1.42%       1.42%
Ratio(1)
Cumulative
Return Before
Expenses                5.00%      10.25%       15.76%       21.55%       27.63%       34.01%       40.71%      47.75%
Cumulative
Return After
Expenses                3.73%       7.44%       11.29%       15.27%       19.40%       23.68%       28.10%      32.69%
End of Year
Balance            $10,373.00  $10,744.35   $11,129.00   $11,527.42   $11,940.10   $12,367.56   $12,810.32  $13,268.92
Estimated
Annual Expenses       $129.37     $149.93      $155.30      $160.86      $166.62      $172.58      $178.76     $185.16
-----------------------------------------------------------------------------------------------------------------------

SERIES II           YEAR 9      YEAR 10
------------------------------------------
Annual Expense         1.42%        1.42%
Ratio(1)
Cumulative
Return Before
Expenses              55.13%       62.89%
Cumulative
Return After
Expenses              37.44%       42.36%
End of Year
Balance           $13,743.95   $14,235.99
Estimated
Annual Expenses      $191.79      $198.66
------------------------------------------


(1)  Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 6 of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                     AIM V.I. LEISURE FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                    AIM V.I. LEISURE FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. MID CAP CORE EQUITY FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

              AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                  AIM V.I. MONEY MARKET FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                  AIM V.I. MONEY MARKET FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                AIM V.I. SMALL CAP EQUITY FUND -- SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007


The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series I shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

            SHAREHOLDER FEES
            --------------------------------------------------------------------
            (fees paid directly from
            your investment)                                     SERIES I SHARES
            --------------------------------------------------------------------
            Maximum Sales Charge (Load)                                N/A
            Maximum Deferred

            Sales Charge (Load)                                        N/A
            --------------------------------------------------------------------
            "N/A" in the above table means "not applicable".

            ANNUAL FUND OPERATING EXPENSES (SERIES I SHARES)(1)
            --------------------------------------------------------------------
            (expenses that are deducted
            from Series I shares assets)                         SERIES I SHARES
            --------------------------------------------------------------------
            Management Fees(2)                                        0.75%
            Other Expenses                                            0.53
            Acquired Fund Fees and Expenses(3)                        0.01
            Total Annual Fund Operating Expenses                      1.29
            Fee Waiver and/or Expense Reimbursements(4)               0.13
            Net Annual Fund Operating Expenses                        1.16
            --------------------------------------------------------------------

      (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

      (2) Effective July 1, 2007, the Board of Trustees approve a reduced contractual advisory fee schedule for the fund. Pursuant, to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

      (3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

      (4) As a result of the reorganization which occurred on May 1, 2007, the fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor for AIM V.I. Small Cap Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.15% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;
            (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. This expense limitation agreement is in effect through at least April 30, 2009.

            EXPENSE EXAMPLE

            This example is intended to help you compare the costs of investing in Series I shares of the fund with the cost of investing in other mutual funds.

                  This example does not represent the effect of any fees or
            other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

                  The expense example assumes you:

                  (i) invest $10,000 in the fund's Series I shares for the time periods indicated;

                  (ii) earn a 5% return on your investment before operating expenses each year; and

                  (iii) incur the same amount in operating expenses each year
                        (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

                  To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

               SERIES I SHARES                1 YEAR  3 YEARS  5 YEARS  10 YEARS
               -----------------------------------------------------------------
               AIM V.I. Small Cap Equity Fund  $118    $396      $695    $1,545"
               -----------------------------------------------------------------

      The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

      "The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year; and

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

            There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES I        YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5       YEAR 6       YEAR 7       YEAR 8       YEAR 9
-------------------------------------------------------------------------------------------------------------------------------
Annual
Expense
Ratio(1)          1.16%        1.29%        1.29%        1.29%        1.29%        1.29%        1.29%        1.29%        1.29%
Cumulative
Return
Before
Expenses          5.00%       10.25%       15.76%       21.55%       27.63%       34.01%       40.71%       47.75%       55.13%
Cumulative
Return
After
Expenses          3.84%        7.69%       11.69%       15.83%       20.13%       24.59%       29.21%       34.00%       38.97%
End of
Year
Balance     $10,384.00   $10,769.25   $11,168.79   $11,583.15   $12,012.88   $12,458.56   $12,920.77   $13,400.13   $13,897.28
Estimated
Annual
Expenses    $   118.23   $   136.44   $   141.50   $   146.75   $   152.19   $   157.84   $   163.70   $   169.77   $   176.07
-------------------------------------------------------------------------------------------------------------------------------

SERIES I       YEAR 10
-----------------------
Annual
Expense
Ratio(1)          1.29%
Cumulative
Return
Before
Expenses         62.89%
Cumulative
Return
After
Expenses         44.13%
End of
Year
Balance     $14,412.87
Estimated
Annual
Expenses    $   182.60
-----------------------

                  (1) Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

               AIM V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007

The following information should replace in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 5 of the prospectus:

"FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses that are incurred, directly or indirectly, when a variable produce owner buys, holds, or redeems interest in an insurance company separate account that invests in Series II shares of the fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product and if it did, expenses would be higher.

SHAREHOLDER FEES
--------------------------------------------------------------------------------

(fees paid directly from
your investment)                                          SERIES II SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                     N/A
Maximum Deferred
Sales Charge (Load)                                             N/A
--------------------------------------------------------------------------------
"N/A" in the above table means "not applicable".

ANNUAL FUND OPERATING EXPENSES (SERIES II SHARES)(1)
--------------------------------------------------------------------------------

(expenses that are deducted
from Series II share assets)                              SERIES II SHARES
--------------------------------------------------------------------------------
Management Fees(2)                                              0.75%
Distribution and/or Service (12b-1) Fees                        0.25
Other Expenses                                                  0.53
Acquired Fund Fees and Expenses(3)                              0.01
Total Annual Fund Operating Expenses                            1.54
Fee Waiver and/or Expense Reimbursements(4)                     0.13
Net Annual Fund Operating Expenses                              1.41
--------------------------------------------------------------------------------

   (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2006 and are expressed as a percentage of the fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

   (2) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for the fund. Pursuant to the new fee schedule, the fund's maximum annual advisory fee rate ranges from 0.745% (for average net assets up to $250 million) to 0.64% (for average net assets over $10 billion).

   (3) Acquired Fund Fees and Expenses are not fees or expenses incurred by the fund directly, but are expenses of investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the Net Annual Fund Operating Expenses listed above may exceed the limit on Total Annual Fund Operating Expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

   (4) As a result of the reorganization which occurred on May 1, 2007, the fund's Total Annual Fund Operating Expenses have been restated to reflect such reorganization. The advisor for AIM V.I. Small Cap Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expense are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. These credits are used to pay certain expenses incurred by the fund. The Fee Waiver has been restated to reflect this agreement. This expense limitation agreement is in effect through at least April 30, 2009.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in Series II shares of the fund with the cost of investing in other mutual funds.

      This example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

      The expense example assumes you:

      (i) invest $10,000 in the fund's Series II shares for the time periods indicated;

      (ii) earn a 5% return on your investment before operating expenses each year; and

      (iii) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

      To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

 SERIES II SHARES               1 YEAR           3 YEARS          5 YEARS         10 YEARS
------------------------------------------------------------------------------------------
AIM V.I. Small Cap Equity
Fund                             $144             $474              $827           $1,823"
------------------------------------------------------------------------------------------

The following replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 6 of the prospectus:

"The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's returns over a 10-year period. The example reflects the following:

      - You invest $10,000 in the fund and hold it for the entire 10-year period;

      -     Your investment has a 5% return before expenses each year; and

      - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

SERIES II           YEAR 1       YEAR 2      YEAR 3       YEAR 4       YEAR 5
--------------------------------------------------------------------------------
Annual Expense
Ratio(1)                1.41%       1.54%        1.54%        1.54%        1.54%

Cumulative
Return Before
Expenses                5.00%      10.25%       15.76%       21.55%       27.63%

Cumulative
Return After
Expenses                3.59%       7.17%       10.88%       14.72%       18.69%

End of Year
Balance            $10,359.00  $10,717.42   $11,088.24   $11,471.90   $11,868.83

Estimated
Annual Expenses       $143.53     $162.29      $167.90      $173.71      $179.72
--------------------------------------------------------------------------------

SERIES II          YEAR 6       YEAR 7       YEAR 8      YEAR 9        YEAR 10
-------------------------------------------------------------------------------
Annual Expense
Ratio(1)               1.54%        1.54%       1.54%       1.54%          1.54%

Cumulative
Return Before
Expenses              34.01%       40.71%      47.75%      55.13%         62.89%

Cumulative
Return After
Expenses              22.79%       27.04%      31.44%      35.99%         40.69%

End of Year
Balance           $12,279.49   $12,704.36  $13,143.93  $13,598.71     $14.069.22

Estimated
Annual Expenses      $185.94      $192.38     $199.03     $205.92        $213.04
--------------------------------------------------------------------------------

    (1)     Your actual expenses may be higher or lower than those shown."

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" found on page 7 of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                   AIM V.I. TECHNOLOGY FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                   AIM V.I. TECHNOLOGY FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                    AIM V.I. UTILITIES FUND - SERIES I SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                   AIM V.I. UTILITIES FUND - SERIES II SHARES

                         Supplement dated June 29, 2007
                       to the Prospectus dated May 1, 2007



The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

         "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                          AIM VARIABLE INSURANCE FUNDS

                          AIM V.I. BASIC BALANCED FUND
                            AIM V.I. BASIC VALUE FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                            AIM V.I. CORE EQUITY FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                             AIM V.I. DYNAMICS FUND
                        AIM V.I. FINANCIAL SERVICES FUND
                        AIM V.I. GLOBAL HEALTH CARE FUND
                        AIM V.I. GLOBAL REAL ESTATE FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND

                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL GROWTH FUND
                         AIM V.I. LARGE CAP GROWTH FUND
                              AIM V.I. LEISURE FUND
                        AIM V.I. MID CAP CORE EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                         AIM V.I. SMALL CAP EQUITY FUND
                            AIM V.I. TECHNOLOGY FUND
                             AIM V.I. UTILITIES FUND

                         (SERIES I AND SERIES II SHARES)


                      Supplement dated June 29, 2007 to the
              Statement of Additional Information dated May 1, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

Effective July 1, 2007, the following information replaces the information relating to AIM V.I. Basic Value Fund, AIM V.I. Capital Development Fund, AIM V.I. Dynamics Fund, AIM V.I. Financial Services Fund, AIM V.I. Global Health Care Fund, AIM V.I. Global Real Estate Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V. I. Leisure Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Technology Fund and AIM V.I. Utilities Fund found in the table following the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on pages 51 through 53 of the Statement of Additional Information.

------------------------------------------------------------------------------------------------------------------------------------
             "FUND NAME                 ANNUAL RATE/NET ASSETS PER ADVISORY   MAXIMUM ADVISORY FEE RATE AFTER   MAXIMUM ADVISORY FEE
                                                     AGREEMENT                         JANUARY 1, 2005              RATES COMMITTED
                                                                                                                     UNTIL DATE
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                  0.695% of the first $250 million                 N/A                          N/A
AIM V.I. Large Cap Growth Fund               0.67% of the next $250 million
                                            0.645% of the next $500 million
                                             0.62% of the next $1.5 billion
                                            0.595% of the next $2.5 billion
                                             0.57% of the next $2.5 billion
                                            0.545% of the next $2.5 billion
                                       0.52% of the excess over $10 billion
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund           0.75% of the first $350 million   0.745% of the first $250 million       04/30/2009
                                     0.625% of the excess over $350 million     0.73% of the next $250 million
                                                                               0.715% of the next $500 million
                                                                                0.70% of the next $1.5 billion
                                                                               0.685% of the next $2.5 billion
                                                                                0.67% of the next $2.5 billion
                                                                               0.655% of the next $2.5 billion
                                                                             0.64% of the excess over $10 billion
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dynamics Fund                     0.745% of the first $250 million                 N/A                          N/A
AIM V.I. Small Cap Equity Fund               0.73% of the next $250 million
                                            0.715% of the next $500 million
                                             0.70% of the next $1.5 billion
                                            0.685% of the next $2.5 billion
                                             0.67% of the next $2.5 billion
                                            0.655% of the next $2.5 billion
                                       0.64% of the excess over $10 billion
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
             "FUND NAME                 ANNUAL RATE/NET ASSETS PER ADVISORY   MAXIMUM ADVISORY FEE RATE AFTER   MAXIMUM ADVISORY FEE
                                                     AGREEMENT                         JANUARY 1, 2005              RATES COMMITTED
                                                                                                                     UNTIL DATE
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund            0.75% of the first $250 million                 N/A                          N/A
AIM V.I. Global Health Care Fund             0.74% of the next $250 million
AIM V.I. Global Real Estate Fund             0.73% of the next $500 million
AIM V.I. Leisure Fund                        0.72% of the next $1.5 billion
AIM V.I. Technology Fund                     0.71% of the next $2.5 billion
                                             0.70% of the next $2.5 billion
                                             0.69% of the next $2.5 billion
                                        0.68% of the excess over$10 billion
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund          0.75% of the first $250 million      The current advisory fee             04/30/2009
                                      0.70% of the excess over $250 million      schedule is lower than the
                                                                                 uniform fee schedule at all
                                                                                 asset levels.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund          0.725% of the first $500 million      The current advisory fee             04/30/2009
                                             0.70% of the next $500 million      schedule is lower than the
                                            0.675% of the next $500 million
                                       uniform fee schedule at all 0.65% of
                                       the excess over $1.5 billion asset
                                       levels.
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Utilities Fund                   0.60% of average daily net assets      The current advisory fee             04/30/2009"
                                                                                 schedule is lower than the
                                                                                 uniform fee schedule at all
                                                                                 asset levels.
------------------------------------------------------------------------------------------------------------------------------------

The following information replaces in its entirety the tenth and eleventh paragraphs under the heading "INVESTMENT ADVISORY AND OTHER SERVICES -- INVESTMENT ADVISOR" on page 54 of the Statement of Additional Information.

      "AIM has contractually agreed through at least April 30, 2009 to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Funds and Their Investments and Risks -- Investment Strategies and Risks -- Other Investments -- Other Investment Companies."

      AIM also has contractually agreed to waive advisory fees and/or reimburse expenses through April 30, 2009, to the extent necessary to limit Total Annual Fund Operating Expenses (excluding: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by each Fund's Board of Trustees; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares as follows:

-------------------------------------------------------------------------------
                   FUND                                  EXPENSE LIMITATION
-------------------------------------------------------------------------------
AIM V.I. Basic Balanced Fund --       Series I                 0.91%
-------------------------------------------------------------------------------
                                     Series II                 1.16%
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund --          Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund -- Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Capital Development Fund --  Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund --          Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund --   Series I                 0.75%
-------------------------------------------------------------------------------
                                     Series II                 1.00%
-------------------------------------------------------------------------------
AIM V.I. Dynamics Fund --             Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Financial Services Fund --   Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund --   Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Global Real Estate Fund --   Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                   FUND                                  EXPENSE LIMITATION
-------------------------------------------------------------------------------
AIM V.I. Government Securities Fund -- Series I                0.73%
-------------------------------------------------------------------------------
                                     Series II                 0.98%
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund --           Series I                 0.95%
-------------------------------------------------------------------------------
                                     Series II                 1.20%
-------------------------------------------------------------------------------
AIM V.I. International Growth Fund -- Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund --     Series I                 1.01%
-------------------------------------------------------------------------------
                                     Series II                 1.26%
-------------------------------------------------------------------------------
AIM V.I. Leisure Fund --              Series I                 1.01%
-------------------------------------------------------------------------------
                                     Series II                 1.26%
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund --  Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund --         Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Small Cap Equity Fund --     Series I                 1.15%
-------------------------------------------------------------------------------
                                     Series II                 1.40%
-------------------------------------------------------------------------------
AIM V.I. Technology Fund --           Series I                 1.30%
-------------------------------------------------------------------------------
                                     Series II                 1.45%
-------------------------------------------------------------------------------
AIM V.I. Utilities Fund --            Series I                 0.93%
-------------------------------------------------------------------------------
                                     Series II                 1.18%
-------------------------------------------------------------------------------

      Contractual fee waivers or reductions may not be terminated or amended to a Fund's detriment during the period stated in the agreement between AIM and such Fund."

                                       3